Events After the Reporting Period - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	Mar. 22, 2023 EUR (€)	Mar. 22, 2023 GBP (£)	Mar. 20, 2023 EUR (€)	Mar. 20, 2023 USD ($)	Jan. 10, 2023	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred						$ 1,000
Non-adjusting events after reporting period | OncoC4 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Future milestone payment			€ 186.6	$ 200
InstaDeep Ltd
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%	100.00%			100.00%
Consideration transferred	€ 413.4	£ 362
Performance-based future milestone payments	€ 228.4	£ 200